PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	March 31, 2023	September 30, 2022
	(Unaudited)
Office equipment and furniture	$29,189	$21,407
Less: accumulated depreciation	(7,248)	(8,027)
Property and equipment, net	$21,941	$13,380

Depreciation expenses were $2,484 and $1,969 for the six months ended March 31, 2023 and 2022, respectively.

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	March 31, 2023	September 30, 2022
Equipment and furniture	$585,143	$540,514
Property and land	3,473,596	3,306,628
Less: accumulated depreciation	(1,365,562)	(1,259,252)
Property and equipment, net	$2,693,177	$2,587,890

Depreciation expenses were $42,101 and $46,494 for the six months ended March 31, 2023 and 2022, respectively.

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	September 30, 2022	September 30, 2021
Equipment and furniture	$540,514	$632,982
Property and land	3,306,628	3,661,141
Less: accumulated depreciation	(1,259,252)	(1,297,037)
Property and equipment, net	$2,587,890	$2,997,086

Depreciation expenses were $125,965 and $136,039 for the fiscal years ended September 30, 2022 and 2021, respectively.